Structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities and nature of interests	The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2025
Assets
Trading portfolio assets	—	31,386	—	—	31,386
Financial assets at fair value through the income statement	79,053	—	—	654	79,707
Derivative financial instruments	—	—	6,257	—	6,257
Financial assets at fair value through other comprehensive income	—	—	—	3,811	3,811
Loans and advances at amortised cost	—	—	—	47,279	47,279
Debt securities at amortised cost	—	—	—	23,818	23,818
Reverse repurchase agreements and other similar secured lending	7,049	—	—	—	7,049
Other assets	—	—	—	—	—
Total assets	86,102	31,386	6,257	75,562	199,307
Liabilities
Derivative financial instruments	—	—	6,451	—	6,451

As at 31 December 2024
Assets
Trading portfolio assets	—	23,941	—	—	23,941
Financial assets at fair value through the income statement	87,546	—	—	1,295	88,841
Derivative financial instruments	—	—	6,540	—	6,540
Financial assets at fair value through other comprehensive income	—	—	—	5,571	5,571
Loans and advances at amortised cost	—	—	—	47,151	47,151
Debt securities at amortised cost	—	—	—	24,331	24,331
Reverse repurchase agreements and other similar secured lending	3,145	—	—	—	3,145
Other assets	—	—	—	—	—
Total assets	90,691	23,941	6,540	78,348	199,520
Liabilities
Derivative financial instruments	—	—	6,978	—	6,978
The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays owned, not consolidated entities[1]
	£m	£m	£m	£m	£m
As at 31 December 2025
Financial assets at fair value through the income statement	—	25	629	654	—
Financial assets at fair value through other comprehensive income	—	2,367	1,444	3,811	—
Loans and advances at amortised cost	9,697	37,582	—	47,279	—
Debt securities at amortised cost	—	—	23,818	23,818	—
Other assets	—	—	—	—	—
Total on-balance sheet exposures	9,697	39,974	25,891	75,562	—
Total off-balance sheet notional amounts	11,326	24,866	—	36,192	—
Maximum exposure to loss	21,023	64,840	25,891	111,754	—
Total assets of the entity	32,527	195,337	81,686	309,550	—

As at 31 December 2024
Financial assets at fair value through the income statement	—	27	1,268	1,295	—
Financial assets at fair value through other comprehensive income	—	3,206	2,365	5,571	—
Loans and advances at amortised cost	11,103	36,048	—	47,151	—
Debt securities at amortised cost	—	—	24,331	24,331	—
Other assets	—	—	—	—	—
Total on-balance sheet exposures	11,103	39,281	27,964	78,348	—
Total off-balance sheet notional amounts	11,530	25,737	—	37,267	—
Maximum exposure to loss	22,633	65,018	27,964	115,615	—
Total assets of the entity	41,431	203,723	75,284	320,438	—
Note:
1Comprises of Barclays owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements. Refer to Note 33 Principal subsidiaries for more details on consolidation.